Deferred Income Tax Assets and Liabilities - Schedule of Reconciliation between Tax Expense and the Product (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation between Tax Expenses and the Product [Abstract]
Profit before income tax	S/ 296,187	S/ 245,708	S/ 262,420
Income tax expense calculated at the statutory income tax rate of 29.5%	(87,375)	(72,484)	(77,414)
Permanent differences
Non-deductible expenses, net	(3,114)	(2,369)	(7,415)
Effect of tax-loss carry forward not recognized	(6,823)	(1,955)	(763)
Income tax with effective rate of 2024: 33% (2023: 31% 2022: 33%)	S/ (97,312)	S/ (76,808)	S/ (85,592)